Employee Remuneration - Schedule of Employee Remuneration (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Employee Remuneration [Abstract]
Salaries / contract payments for Directors and employees		$ 3,105,313	$ 904,217	$ 1,139,395
Defined contribution superannuation expense		26,029		54,607
Other employee expenses		137,876		19,117
Less: Capitalised to exploration assets		(723,324)
Employee benefits expense – other		2,545,894	904,217
Movement in share based payments reservice	[1]	10,934,330	394,215
Issue of shares as remuneration		57,000	687,500
Total employee benefits expense - share based payments		10,991,330	1,081,715	666,757
Less: Transfer to exploration assets				(456,093)
Total		$ 13,537,224	$ 1,985,932	$ 1,423,783

[1]	excluding shares issued to employees as remuneration